EARNINGS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2026
Earnings per share [abstract]
Schedule of basic and diluted earnings per share
The following table presents an overview of the calculated basic and diluted earnings per share:

	For the three months ended June 30,		For the six months ended June 30,
In millions (except for share and earnings per share information)	2026	2025	2026	2025
Net income attributable to equity holders of the Company	$107.2	$18.2	$271.8	$152.8
Basic weighted-average number of ordinary shares	582,577,137	555,400,923	573,788,558	554,697,448
Diluted weighted-average number of ordinary shares	589,086,863	560,798,983	580,676,189	560,361,095
Basic earnings per share	$0.18	$0.03	$0.47	$0.28
Diluted earnings per share	$0.18	$0.03	$0.47	$0.27